SHARE OPTIONS (Schedule of Fair Value of the Options Vesting Period) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Options And Share Warrants [Abstract]
Share-based payments - cost of sales	$ 0	$ 0	$ 0
Share-based payments - selling, general and administrative	1,316,000	2,069,000	1,755,000
Total - continuing operations	1,316,000	2,069,000	1,755,000
Share-based payments - discontinued operations	0	0	0
Total share-based payments	$ 1,316,000	$ 2,069,000	$ 1,755,000